Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 AUD ($)	Jan. 31, 2022 GBP (£)	Jan. 31, 2022 NOK (kr)	Jan. 31, 2022 SEK (kr)	Jan. 31, 2022 JPY (¥)	Jan. 31, 2022 MXN ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2021 AUD ($)	Jan. 31, 2021 GBP (£)	Jan. 31, 2021 NOK (kr)	Jan. 31, 2021 SEK (kr)	Jan. 31, 2021 JPY (¥)	Jan. 31, 2021 MXN ($)	Jan. 31, 2021 CHF (SFr)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 126.8	$ 108.1
Other financial liabilities	$ 186.3	$ 383.0
Contracts one [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9220	0.9596
Contracts two [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	BRL
Buy currency	AUD	USD
Average rate	0.9031	0.1819
Contracts three [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	Euro	AUD
Average rate	1.4288	0.9780
Contracts four [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	JPY	Euro
Average rate	0.0110	1.5535
Contracts five [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	MXN	JPY
Average rate	0.0613	0.0122
Contracts six [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	USD	MXN
Average rate	1.2699	0.0631
Contracts seven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	CAD
Buy currency	CAD	USD
Average rate	1.4284	1.2775
Contracts eight [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	GBP	CAD
Average rate	1.2005	1.5471
Contracts nine [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	NOK	CHF
Average rate	0.0992	1.0774
Contracts ten [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	SEK	NOK
Average rate	0.0957	0.0965
Contracts eleven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	Euro
Buy currency	Euro	SEK
Average rate	1.1757	0.0990
Contracts twelve [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	JPY	GBP
Buy currency	CAD	Euro
Average rate	0.0111	1.1171
Contracts thirteen. | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	JPY
Buy currency	Euro	CAD
Average rate	0.0992	0.0122
Contracts fourteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	NOK
Buy currency	Euro	Euro
Average rate	0.0992	0.0943
Contracts Fifteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	SEK
Buy currency	CAD	Euro
Average rate	1.2625	0.0971
Contracts Sixteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate		1.3143
Contracts Sixteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.2812
Contracts Seventeen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9220	0.9584
Contracts Eighteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	GBP
Buy currency	Euro	Euro
Average rate	1.1757	1.1171
Contracts Nineteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	NOK
Buy currency	Euro	Euro
Average rate	0.0992	0.0943
Contracts Twenty [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	SEK
Buy currency	Euro	Euro
Average rate	0.0994	0.0969
Contracts Twenty One [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	USD
Buy currency	CAD	CAD
Average rate	1.2696	1.3153
Contracts Twenty Two [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.2812
Foreign Exchange Contracts [member] | Contracts one [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 104.5	$ 92.6			$ 93.7								$ 90.7
Foreign Exchange Contracts [member] | Contracts two [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		12.0		€ 7.2	6.5								51.1
Foreign Exchange Contracts [member] | Contracts three [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	145.1								¥ 101.9			€ 6.0	5.9
Foreign Exchange Contracts [member] | Contracts four [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.3									$ 25.0		14.9					¥ 9.6
Foreign Exchange Contracts [member] | Contracts five [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4.4		$ 72.0														0.5	$ 43.0
Foreign Exchange Contracts [member] | Contracts six [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	163.9			208.1							$ 30.0							$ 1.9
Foreign Exchange Contracts [member] | Contracts seven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		161.1		225.1		£ 158.1					205.8
Foreign Exchange Contracts [member] | Contracts eight [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.8			1.1								43.8							SFr 28.2
Foreign Exchange Contracts [member] | Contracts nine [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				14.6			kr 102.1					0.7		£ 0.5
Foreign Exchange Contracts [member] | Contracts ten [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				13.4				kr 98.4				8.0			kr 53.8
Foreign Exchange Contracts [member] | Contracts eleven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				26.3		44.8						9.6				kr 62.6
Foreign Exchange Contracts [member] | Contracts twelve [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	55.3								¥ 0.6			19.8		34.8
Foreign Exchange Contracts [member] | Contracts thirteen. | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		96.0		623.9			88.9										¥ 1.2
Foreign Exchange Contracts [member] | Contracts fourteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				883.7				120.2				561.1			83.9
Foreign Exchange Contracts [member] | Contracts Fifteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	835.3		1,060.5									982.2				150.6
Foreign Exchange Contracts [member] | Contracts Sixteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		516.8									660.3
Foreign Exchange Contracts [member] | Contracts Sixteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	55.9		71.0
Foreign Exchange Contracts [member] | Contracts Twenty One [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount											$ 641.7
Hedging foreign exchange contracts [member] | Contracts Seventeen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	104.5	87.3			$ 93.7								$ 85.4
Other financial assets	2.4	0.0
Other financial liabilities		1.9
Hedging foreign exchange contracts [member] | Contracts Eighteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				26.3		£ 44.8						19.8		£ 34.8
Other financial assets	0.0	0.0
Other financial liabilities	0.6	0.3
Hedging foreign exchange contracts [member] | Contracts Nineteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				623.9			kr 88.9					541.8			kr 81.0
Other financial assets	0.1	0.0
Other financial liabilities		1.4
Hedging foreign exchange contracts [member] | Contracts Twenty [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 806.6				kr 109.7				€ 879.1				kr 134.8
Other financial assets	4.7	0.0
Other financial liabilities		2.4
Hedging foreign exchange contracts [member] | Contracts Twenty One [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	817.5	502.2	1,037.8
Other financial assets	2.0	19.8
Other financial liabilities		$ 0.9
Hedging foreign exchange contracts [member] | Contracts Twenty Two [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	55.9		$ 71.0
Other financial assets	0.4
Other financial liabilities	$ 8.6